Geological and geophysical expenses	12 Months Ended
Dec. 31, 2020
Disclosure Of Geological and geophysical expenses [Abstract]
Disclosure of geological and geophysical expenses [Text Block]

Note 12     Geological and geophysical expenses

Amounts in US$ ‘000	2020	2019	2018
Staff costs (Note 11)	12,653	18,312	15,005
Share-based payment (Note 11)	240	136	522
Allocation to capitalized project	(102)	(4,834)	(5,645)
Other services	2,160	4,979	4,069
	14,951	18,593	13,951